Loss per Share - Summary of Potential Dilutive Securities Not Included in Diluted Loss per Share Calculations (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Restricted Stock Units
Earnings Per Share [Line Items]
Potentially dilutive securities not included in computation of diluted loss per share	8,415,816	8,147,594	1,701,007
Stock Options
Earnings Per Share [Line Items]
Potentially dilutive securities not included in computation of diluted loss per share	21,289,191	14,339,052	6,958,312
Convertible Notes
Earnings Per Share [Line Items]
Potentially dilutive securities not included in computation of diluted loss per share	400,616,344